Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of Operating Lease Cost	The components of operating lease costs recorded under operating expenses for the years ended December 31, 2022 and 2023 were as follows:

	2022	2023
Fixed cost	7,617	8,327
Short-term lease cost	655	415
Total operating lease cost	$8,272	$8,742

Schedule of Future Minimum Lease Payments
As of December 31, 2023, the minimum lease payments for the Company’s ROU assets over the remaining lease periods are as follows:

Years ending December 31,
2024	$7,099
2025	6,532
2026	5,589
2027	5,572
2028	5,572
2029 and thereafter	18,439
Total undiscounted lease payments	48,803
Less: imputed interest	(6,379)
Present value of lease liabilities	$42,424